INCOME TAXES (Schedule of effective income tax rate reconciliation) (Details) - USD ($)	2 Months Ended	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2025	Jan. 31, 2024
Income Tax Disclosure [Abstract]
Income for the year	$ 321,304	$ 394,921	$ 258,657
Statutory rate	27.00%	27.00%	27.00%
Income tax expense (recovery) at statutory rate	$ 57,498	$ (82,602)	$ (74,152)
IRC section 280E disallowance	265,584	230,890	1,954,392
Foreign tax rate differential	5,526	606	16,068
Change in foreign exchange rates and other	55,019	145,186	21,188
Uncertain tax position, inclusive of interest and penalties	48,080	3,630,467	(354,637)
Change in valuation allowance	(671)	413,213	(50,016)
Payable adjustment to provision versus statutory tax returns	78,204	(146,592)	1,153,756
Deferred adjustment to provision versus statutory tax returns	(136,497)	(39,518)	824,220
Other	0	0	(8,694)
Income tax expense (benefit)	$ 372,743	$ 4,151,650	$ 3,482,125